GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
The following table presents the carrying amount for Brookfield Infrastructure’s goodwill:

US$ MILLIONS	2022	2021
Balance at beginning of the year	$8,979	$6,634
Acquisitions through business combinations(1)	278	2,400
Assets held by subsidiaries disposed during the period(2)	(108)	(56)
Held for sale(3)	(21)	—
Foreign currency translation and other	(339)	1
Balance at end of the year	$8,789	$8,979

(1)See Note 7, Acquisition of Businesses, for additional information.
(2)See Note 5, Disposition of Businesses, for additional information.
(3)See Note 6, Assets and Liabilities Classified as Held for Sale, for additional information.

Disclosure of detailed information about intangible assets
Intangible assets are allocated to the following cash generating units:

US$ MILLIONS	2022	2021
Brazilian regulated transmission operation	$2,816	$2,645
Canadian diversified midstream operation	2,186	2,536
North American rail operations	1,762	1,867
North American residential energy infrastructure operation	1,674	1,720
Peruvian toll roads	1,031	976
Indian telecom tower operation	682	782
U.K. telecom towers operation	537	480
U.K. port operation	258	289
Brazilian electricity transmission operation(1)	—	1,366
Indian toll roads(2)	—	658
Other(3)	876	895
Total	$11,822	$14,214

(1)Refer to Note 5, Disposition of Businesses, for further details.
(2)Refer to Note 6, Assets and Liabilities Held for Sale, for further details.
(3)Other intangibles are primarily comprised of customer contracts at our Australian port operation, Western Canadian natural gas gathering and processing operation, U.S. data center operation, Colombian natural gas transmission operation, natural gas operation in India and contracted order book at our U.K. regulated distribution operation.
Goodwill is allocated to the following cash generating units or group of cash generating units:

US$ MILLIONS	2022	2021
North American rail operations	$2,094	$2,105
Canadian diversified midstream operation	1,984	2,125
North American residential energy infrastructure operation	1,463	1,356
Western Canadian natural gas gathering and processing operation	710	762
U.S. data center operation	503	503
Brazilian regulated transmission operation	488	456
Colombian natural gas distribution operation	367	433
U.K. telecom tower operation	332	341
Other	848	898
Total	$8,789	$8,979